INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

10   INCOME TAXES

Under the current laws of the Cayman Islands, TCTM is not subject to tax on its income or capital gains. For the period from its inception on October 22, 2012 to December 31, 2023, Tarena HK did not have any assessable profits arising in or derived from HK SAR. TCTM’s PRC subsidiaries and consolidated VIEs and the subsidiaries of the VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Certain TCTM’s subsidiaries and branches in China have been qualified as “Small Profit Enterprises” since 2017 and 2018, and therefore are entitled to enjoy a preferential income tax rate of 20% on 50% of the assessable profit before tax. From January 1, 2021 to December 31, 2021, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Profit Enterprises”.

10   INCOME TAXES (CONTINUED)

Since the Company wound up some PRC subsidiaries for the year ended December 31, 2023, deferred tax assets consisting mainly of net operating loss carryforwards will no longer be utilizable in the future due to their cancellation. As a result, these deferred tax assets of RMB988 along with related full valuation allowance provided from prior years were written-off by the management as of December 31, 2023.

The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	(375,963)	36,389	34,810
Hong Kong	(1,751)	(669)	(2,385)
Cayman Islands	(13,562)	(50,283)	(15,410)
Canada	(1,561)	(2,003)	(2,653)
Total (loss) income before income taxes	(392,837)	(16,566)	14,362

Income tax (expense) benefit consists of the following:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	(663)	(3,796)	(1,872)
Deferred income tax (expense) benefit	(115,788)	18,300	9,844
Total	(116,451)	14,504	7,972

The actual income tax expense from continuing operations reported in the consolidated statements of comprehensive (loss) income for each of the years ended December 31, 2021, 2022 and 2023 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2021	2022	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(0.9)%	(76.2)%	28.2%
Research and development bonus deduction	0.7%	(12.9)%	(10.8)%
Non-deductible shared expenses from discontinued operations	—%	—%	114.9%
Non-deductible expenses	—%	(1.9)%	1.6%
Tax impact of investment loss	—%	90.6%	—%
Preferential tax rates	(14.4)%	21.0%	17.3%
Tax effect of expired tax attribute carryforwards	—%	—%	15.6%
Change of tax rates	(5.2)%	(1.5)%	(0.2)%
Change in valuation allowance	(34.8)%	43.5%	(246.9)%
Actual income tax expense	(29.6)%	87.6%	(55.3)%

10   INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2022	2023
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	176,296	163,331
Others	1,148	520
Total deferred income tax assets	177,444	163,851
Valuation allowance	(158,812)	(135,375)
Deferred income tax assets, net	18,632	28,476
Deferred income tax liabilities:
Valuation appreciation of intangible assets	750	433
Deferred income tax liabilities*	750	433

* Deferred income tax liabilities are combined in other non-current liabilities.

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	4,551	140,621	158,812
Additions of valuation allowance	136,490	14,068	3,250
Reduction of valuation allowance	107	(10,000)	(6,384)
Reversal of valuation allowance	—	(11,280)	(32,342)
Change of tax rates	(527)	25,445	13,027
Change of decrease related to subsidiary disposals and expiration	—	(42)	(988)
Balance at the end of the year	140,621	158,812	135,375

The valuation allowance as of December 31, 2022 and 2023 was primarily provided for the deferred income tax assets of certain TCTM’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs, which were at cumulative loss positions. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management has considered projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2023, the Company had tax losses carryforwards of RMB1,263,133, including which from Hong Kong subsidiary of RMB6,560 that does not have an expiring date. Tax losses of RMB280,201, RMB336,215, RMB271,151, RMB184,458, and RMB184,548 will expire, if unused, by 2024, 2025, 2026, 2027 and 2028, respectively.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company in Hong Kong that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax. The Company did not distribute any dividend for the years ended December 31, 2022 and 2023.

10   INCOME TAXES (CONTINUED)

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity’s historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2023, the tax years ended December 31, 2018 through 2022 for the Company’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.